Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Chellomedia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of summarized financial position and operating results, discontinued operations
The summarized financial position of the Chellomedia Disposal Group as of December 31, 2013 is as follows (in millions):

Assets:
Cash and cash equivalents	$4.6
Other current assets	234.1
Investments	21.1
Property and equipment, net	43.1
Goodwill	224.4
Other assets	225.0
Total assets (a)	$752.3

Liabilities:
Current liabilities	$127.5
Other long-term liabilities	19.8
Total liabilities (a)	147.3
Total equity	605.0
Total liabilities and equity	$752.3
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(a)	Excludes intercompany payables and receivables that are eliminated within Liberty Global’s consolidated financial statements.

Chellomedia and Austar [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of summarized financial position and operating results, discontinued operations
The combined operating results of the Chellomedia Disposal Group (2014, 2013 and 2012) and Austar (2012) are classified as discontinued operations in our consolidated statements of operations and are summarized in the following table:

	Year ended December 31,
	2014 (a) (b)	2013 (b)	2012 (b) (c)
	in millions

Revenue	$26.6	$408.6	$673.7
Operating income	$0.6	$12.1	$78.7
Earnings (loss) before income taxes and noncontrolling interests	$0.9	$(1.0)	$75.2
Income tax expense	$(0.1)	$(22.7)	$(28.1)
Earnings (loss) from discontinued operations attributable to Liberty Global shareholders, net of taxes	$0.8	$(26.3)	$22.4
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(a)	Includes the operating results of the Chellomedia Disposal Group through January 31, 2014, the date the Chellomedia Disposal Group was sold.

(b)	Excludes the Chellomedia Disposal Group's intercompany revenue and expenses that are eliminated within Liberty Global's consolidated financial statements.

(c)	Includes the operating results of Austar through May 23, 2012, the date the Austar Transaction was completed.